RECLAMATION BONDS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Reclamation Bonds 1	$ 2,878,941
Reclamation Bonds 2	2,820,141
Reclamation Bonds 3	19,418
Reclamation Bonds 4	19,418
Reclamation Bonds 1		2,820,141
Reclamation Bonds 2		216,885
Reclamation Bonds 3		2,603,256
Reclamation Bonds 4		19,418
Reclamation Bonds 5		$ 9,008